UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-2841

Fidelity Capital Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2018

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Value Fund

January 31, 2018

VAL-QTLY-0318
1.813084.113

Schedule of Investments January 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 12.6%
Auto Components - 0.6%
American Axle & Manufacturing Holdings, Inc. (a)	3,078,800	$54,341
Diversified Consumer Services - 1.1%
Houghton Mifflin Harcourt Co. (a)	5,075,006	42,630
ServiceMaster Global Holdings, Inc. (a)	944,613	49,800
		92,430
Hotels, Restaurants & Leisure - 1.9%
DineEquity, Inc. (b)	675,418	37,405
Eldorado Resorts, Inc. (a)	1,186,965	41,010
U.S. Foods Holding Corp. (a)	1,602,700	51,495
Wyndham Worldwide Corp.	328,700	40,802
		170,712
Household Durables - 0.7%
D.R. Horton, Inc.	1,222,000	59,939
Internet & Direct Marketing Retail - 0.9%
Liberty Interactive Corp. QVC Group:
(Venture Group) Series A (a)	477,100	28,116
Series A (a)	1,773,700	49,823
		77,939
Leisure Products - 0.9%
Mattel, Inc. (b)	4,247,700	67,284
Vista Outdoor, Inc. (a)	660,700	10,010
		77,294
Media - 3.9%
Discovery Communications, Inc. Class A (a)(b)	382,000	9,577
DISH Network Corp. Class A (a)	514,400	24,125
Entercom Communications Corp. Class A	2,516,700	27,810
Grupo Televisa SA de CV (CPO) sponsored ADR	1,256,500	26,010
Liberty Broadband Corp. Class C (a)	316,171	30,210
Liberty Global PLC Class C (a)	1,023,300	36,593
Nexstar Broadcasting Group, Inc. Class A	297,800	22,365
Omnicom Group, Inc.	983,500	75,385
Sinclair Broadcast Group, Inc. Class A (b)	1,367,256	50,725
Time Warner, Inc.	115,700	11,032
Twenty-First Century Fox, Inc. Class A	918,200	33,882
		347,714
Specialty Retail - 2.3%
AutoZone, Inc. (a)	84,000	64,297
Lowe's Companies, Inc.	490,700	51,391
O'Reilly Automotive, Inc. (a)	138,800	36,739
Sally Beauty Holdings, Inc. (a)	106,700	1,772
Signet Jewelers Ltd. (b)	942,300	49,848
		204,047
Textiles, Apparel & Luxury Goods - 0.3%
PVH Corp.	173,772	26,949

TOTAL CONSUMER DISCRETIONARY		1,111,365

CONSUMER STAPLES - 4.7%
Beverages - 0.9%
Cott Corp.	2,002,111	33,401
Molson Coors Brewing Co. Class B	565,586	47,521
		80,922
Food & Staples Retailing - 0.4%
CVS Health Corp.	507,500	39,935
Food Products - 2.9%
Darling International, Inc. (a)	3,032,300	56,219
Greencore Group PLC	7,440,500	20,548
Kellogg Co.	379,900	25,875
Nomad Foods Ltd. (a)	2,130,317	36,301
The J.M. Smucker Co.	512,631	65,048
TreeHouse Foods, Inc. (a)	750,800	35,408
Tyson Foods, Inc. Class A	249,700	19,005
		258,404
Personal Products - 0.5%
Coty, Inc. Class A	2,154,009	42,240

TOTAL CONSUMER STAPLES		421,501

ENERGY - 8.7%
Energy Equipment & Services - 1.9%
Baker Hughes, a GE Co. Class A	2,057,571	66,151
C&J Energy Services, Inc.	305,300	9,348
Dril-Quip, Inc. (a)	589,033	30,424
Halliburton Co.	216,255	11,613
Nabors Industries Ltd.	4,520,800	35,443
Odfjell Drilling Ltd. (a)	2,299,782	10,859
TechnipFMC PLC	215,527	6,996
		170,834
Oil, Gas & Consumable Fuels - 6.8%
Andeavor	205,300	22,205
Boardwalk Pipeline Partners, LP	2,941,100	36,940
Cabot Oil & Gas Corp.	937,400	24,700
Cenovus Energy, Inc.	3,585,500	34,193
Cheniere Energy, Inc. (a)	676,400	38,257
Concho Resources, Inc. (a)	144,300	22,719
Diamondback Energy, Inc. (a)	217,017	27,236
Energen Corp. (a)	230,079	12,017
Enterprise Products Partners LP	690,100	19,061
EQT Corp.	814,964	44,244
GasLog Ltd. (b)	1,728,210	34,910
Golar LNG Ltd. (b)	713,748	19,478
Lundin Petroleum AB	1,255,300	31,263
Marathon Petroleum Corp.	664,399	46,023
Newfield Exploration Co. (a)	386,110	12,224
Phillips 66 Co.	308,500	31,590
Plains GP Holdings LP Class A	707,600	15,058
Teekay Corp. (b)	3,146,864	25,678
Teekay LNG Partners LP	2,260,180	44,639
Teekay Offshore Partners LP	9,823,900	24,560
WPX Energy, Inc. (a)	2,012,500	29,644
		596,639

TOTAL ENERGY		767,473

FINANCIALS - 18.5%
Banks - 5.0%
Bank Ireland Group PLC (a)	728,557	7,128
CIT Group, Inc.	1,484,774	75,263
EFG Eurobank Ergasias SA (a)	6,140,560	6,861
First Citizen Bancshares, Inc. Class A	73,592	31,307
PNC Financial Services Group, Inc.	360,800	57,014
Prosperity Bancshares, Inc.	158,500	12,014
U.S. Bancorp	2,105,915	120,332
Wells Fargo & Co.	1,938,228	127,497
		437,416
Capital Markets - 3.7%
Apollo Global Management LLC Class A	1,877,132	67,107
Ares Capital Corp.	886,683	14,143
Ares Management LP	1,141,500	26,654
Brookfield Asset Management, Inc. Class A	252,550	10,570
Franklin Resources, Inc.	764,800	32,435
KKR & Co. LP	1,133,736	27,300
Legg Mason, Inc.	1,258,500	53,637
State Street Corp.	238,300	26,254
The Blackstone Group LP	1,479,404	54,072
Tullett Prebon PLC	2,327,300	17,513
		329,685
Consumer Finance - 5.4%
Ally Financial, Inc.	1,101,600	32,795
Capital One Financial Corp.	682,991	71,004
Discover Financial Services	1,788,200	142,698
Navient Corp.	652,305	9,295
OneMain Holdings, Inc. (a)	1,400,338	45,805
Santander Consumer U.S.A. Holdings, Inc.	500,000	8,625
SLM Corp. (a)	2,251,800	25,761
Synchrony Financial	3,642,900	144,548
		480,531
Diversified Financial Services - 1.5%
Berkshire Hathaway, Inc. Class B (a)	449,491	96,362
Donnelley Financial Solutions, Inc. (a)(c)	1,818,966	39,017
		135,379
Insurance - 2.9%
AFLAC, Inc.	157,346	13,878
AMBAC Financial Group, Inc. (a)	2,040,459	33,055
American International Group, Inc.	830,100	53,060
Aspen Insurance Holdings Ltd.	50,000	1,868
Axis Capital Holdings Ltd.	50,000	2,527
Chubb Ltd.	434,348	67,823
Greenlight Capital Re, Ltd. (a)	312,343	6,325
Hartford Financial Services Group, Inc.	275,000	16,159
Reinsurance Group of America, Inc.	124,093	19,439
The Travelers Companies, Inc.	85,000	12,743
Torchmark Corp.	205,651	18,683
Validus Holdings Ltd.	150,000	10,155
		255,715

TOTAL FINANCIALS		1,638,726

HEALTH CARE - 6.6%
Biotechnology - 1.2%
Amgen, Inc.	258,900	48,168
Shire PLC sponsored ADR	203,300	28,470
United Therapeutics Corp. (a)	267,000	34,443
		111,081
Health Care Equipment & Supplies - 0.9%
Dentsply Sirona, Inc.	170,200	10,350
Teleflex, Inc.	24,400	6,777
Zimmer Biomet Holdings, Inc.	467,946	59,485
		76,612
Health Care Providers & Services - 2.4%
Cardinal Health, Inc.	233,000	16,727
Centene Corp. (a)	89,300	9,577
DaVita HealthCare Partners, Inc. (a)	86,800	6,774
Envision Healthcare Corp. (a)	1,196,872	43,075
Laboratory Corp. of America Holdings (a)	107,747	18,802
McKesson Corp.	312,900	52,843
Premier, Inc. (a)	271,300	8,804
Quest Diagnostics, Inc.	150,200	15,894
Universal Health Services, Inc. Class B	336,392	40,872
		213,368
Life Sciences Tools & Services - 0.1%
Bio-Rad Laboratories, Inc. Class A (a)	15,200	3,930
PerkinElmer, Inc.	37,200	2,982
		6,912
Pharmaceuticals - 2.0%
Allergan PLC	152,800	27,544
Indivior PLC (a)	3,792,300	21,683
Jazz Pharmaceuticals PLC(a)	484,209	70,569
Mallinckrodt PLC (a)	1,148,900	20,749
Mylan NV (a)	316,500	13,562
Pacira Pharmaceuticals, Inc. (a)	153,700	5,595
Perrigo Co. PLC	58,500	5,301
The Medicines Company (a)	319,101	10,572
		175,575

TOTAL HEALTH CARE		583,548

INDUSTRIALS - 12.6%
Aerospace & Defense - 1.2%
Aerojet Rocketdyne Holdings, Inc. (a)	1,113,981	30,634
Huntington Ingalls Industries, Inc.	165,600	39,337
KLX, Inc. (a)	356,200	25,169
Ultra Electronics Holdings PLC	657,000	14,235
		109,375
Airlines - 2.0%
American Airlines Group, Inc.	1,887,166	102,511
JetBlue Airways Corp. (a)	2,321,199	48,420
United Continental Holdings, Inc. (a)	371,494	25,195
		176,126
Building Products - 0.1%
Allegion PLC	126,436	10,887
Commercial Services & Supplies - 0.7%
KAR Auction Services, Inc.	614,900	33,537
The Brink's Co.	369,300	30,800
		64,337
Construction & Engineering - 1.8%
AECOM (a)	2,208,853	86,388
Arcadis NV	786,139	17,871
Astaldi SpA (b)	3,366,341	11,494
KBR, Inc.	2,006,183	40,806
		156,559
Electrical Equipment - 1.2%
Acuity Brands, Inc.	149,400	23,073
AMETEK, Inc.	254,268	19,401
Regal Beloit Corp.	450,917	35,126
Sensata Technologies Holding BV (a)	535,306	30,111
		107,711
Machinery - 1.2%
Allison Transmission Holdings, Inc.	1,470,265	65,045
Flowserve Corp.	89,600	4,061
SPX Flow, Inc. (a)	784,100	36,359
		105,465
Marine - 0.0%
A.P. Moller - Maersk A/S Series B	173	309
Professional Services - 0.3%
Dun & Bradstreet Corp.	222,100	27,480
Road & Rail - 1.3%
Avis Budget Group, Inc. (a)	1,372,647	61,714
CSX Corp.	183,732	10,430
Knight-Swift Transportation Holdings, Inc. Class A (b)	596,668	29,708
Norfolk Southern Corp.	70,187	10,590
		112,442
Trading Companies & Distributors - 2.8%
AerCap Holdings NV (a)	770,896	41,705
Ashtead Group PLC	1,306,000	39,034
Fortress Transportation & Infrastructure Investors LLC	1,372,800	24,779
HD Supply Holdings, Inc. (a)	1,576,598	61,314
MRC Global, Inc. (a)	656,999	11,813
Nexeo Solutions, Inc. (a)	2,044,100	19,276
Nexeo Solutions, Inc. (a)(d)	1,170,000	11,033
WESCO International, Inc. (a)	489,651	33,370
		242,324

TOTAL INDUSTRIALS		1,113,015

INFORMATION TECHNOLOGY - 8.5%
Communications Equipment - 1.1%
CommScope Holding Co., Inc. (a)	1,566,900	60,529
F5 Networks, Inc. (a)	274,000	39,604
		100,133
Electronic Equipment & Components - 1.2%
Cardtronics PLC (a)	1,195,900	29,252
Jabil, Inc.	1,499,903	38,143
TE Connectivity Ltd.	348,466	35,728
		103,123
IT Services - 4.4%
Amdocs Ltd.	960,000	65,664
Booz Allen Hamilton Holding Corp. Class A	881,600	34,541
Cognizant Technology Solutions Corp. Class A	787,100	61,378
Conduent, Inc. (a)	3,284,600	53,867
DXC Technology Co.	558,100	55,559
First Data Corp. Class A (a)	2,316,600	41,004
Leidos Holdings, Inc.	935,049	62,274
Unisys Corp. (a)(b)	1,943,590	17,298
		391,585
Semiconductors & Semiconductor Equipment - 1.1%
Analog Devices, Inc.	328,900	30,219
Qualcomm, Inc.	940,954	64,220
		94,439
Software - 0.7%
Micro Focus International PLC	1,280,300	39,083
Totvs SA	2,129,500	21,723
		60,806

TOTAL INFORMATION TECHNOLOGY		750,086

MATERIALS - 8.2%
Chemicals - 5.0%
Axalta Coating Systems Ltd. (a)	1,516,446	47,768
Celanese Corp. Class A	183,800	19,880
CF Industries Holdings, Inc.	908,500	38,557
DowDuPont, Inc.	616,206	46,573
Eastman Chemical Co.	435,003	43,144
FMC Corp.	156,600	14,302
LyondellBasell Industries NV Class A	431,580	51,721
Monsanto Co.	246,900	30,072
Nutrien Ltd. (a)	607,380	31,776
Orion Engineered Carbons SA	763,400	22,482
The Chemours Co. LLC	671,300	34,653
Tronox Ltd. Class A	834,100	16,373
Westlake Chemical Corp.	384,200	43,261
		440,562
Construction Materials - 0.6%
Eagle Materials, Inc.	465,700	52,182
Containers & Packaging - 1.9%
Avery Dennison Corp.	144,256	17,697
Ball Corp.	440,600	16,866
Berry Global Group, Inc. (a)	471,800	27,926
Graphic Packaging Holding Co.	2,756,400	44,516
Sealed Air Corp.	607,100	28,746
Silgan Holdings, Inc.	1,214,300	36,295
		172,046
Metals & Mining - 0.7%
Alcoa Corp. (a)	280,300	14,581
Antofagasta PLC	474,900	6,278
Randgold Resources Ltd. sponsored ADR	150,100	15,184
Steel Dynamics, Inc.	532,165	24,160
		60,203

TOTAL MATERIALS		724,993

REAL ESTATE - 11.0%
Equity Real Estate Investment Trusts (REITs) - 10.1%
American Tower Corp.	729,304	107,718
AvalonBay Communities, Inc.	152,100	25,918
Boston Properties, Inc.	188,800	23,356
Colony NorthStar, Inc.	7,066,508	63,457
Douglas Emmett, Inc.	1,057,100	40,878
Equinix, Inc.	82,600	37,599
Equity Commonwealth (a)	65,400	1,956
Equity Lifestyle Properties, Inc.	778,761	67,223
Equity Residential (SBI)	432,100	26,622
Essex Property Trust, Inc.	223,200	52,001
Extra Space Storage, Inc.	631,100	52,684
Forest City Realty Trust, Inc. Class A	1,045,095	24,528
General Growth Properties, Inc.	923,000	21,257
Grivalia Properties REIC	4,322,883	49,914
iStar Financial, Inc. (a)	2,392,165	25,237
National Retail Properties, Inc.	1,170,988	46,465
Outfront Media, Inc.	1,799,600	40,311
Public Storage	62,400	12,215
Safety Income and Growth, Inc.	189,300	3,334
SBA Communications Corp. Class A (a)	14,000	2,443
Simon Property Group, Inc.	36,900	6,028
SL Green Realty Corp.	442,800	44,510
Spirit Realty Capital, Inc.	3,690,000	30,147
Taubman Centers, Inc.	23,700	1,461
The Macerich Co.	635,100	41,008
VEREIT, Inc.	1,793,300	12,912
Welltower, Inc.	207,800	12,462
WP Glimcher, Inc.	2,350,700	15,468
		889,112
Real Estate Management & Development - 0.9%
CBRE Group, Inc. (a)	1,306,500	59,694
Howard Hughes Corp. (a)	169,200	21,312
		81,006

TOTAL REAL ESTATE		970,118

TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
CenturyLink, Inc.	660,707	11,767
UTILITIES - 7.3%
Electric Utilities - 4.2%
Eversource Energy	417,200	26,321
Exelon Corp.	1,972,300	75,953
NextEra Energy, Inc.	171,418	27,156
PPL Corp.	2,296,200	73,180
Vistra Energy Corp. (a)	716,600	13,974
Westar Energy, Inc.	361,400	18,670
Xcel Energy, Inc.	2,952,000	134,729
		369,983
Independent Power and Renewable Electricity Producers - 1.4%
NRG Energy, Inc.	2,213,200	57,565
The AES Corp.	5,805,100	67,107
		124,672
Multi-Utilities - 1.7%
CMS Energy Corp.	684,200	30,618
Sempra Energy	1,147,197	122,773
		153,391

TOTAL UTILITIES		648,046

TOTAL COMMON STOCKS
(Cost $7,259,926)		8,740,638
	Principal Amount (000s)	Value (000s)

Convertible Bonds - 0.2%
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Cobalt International Energy, Inc. 2.625% 12/1/19 (e)
(Cost $31,233)	47,770	16,003

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 1.23% to 1.42% 2/8/18 to 4/19/18 (f)
(Cost $1,639)	1,640	1,639
	Shares	Value (000s)

Money Market Funds - 2.4%
Fidelity Cash Central Fund, 1.39% (g)	98,477,733	$98,497
Fidelity Securities Lending Cash Central Fund 1.40% (g)(h)	112,836,603	112,848
TOTAL MONEY MARKET FUNDS
(Cost $211,344)		211,345
TOTAL INVESTMENT IN SECURITIES - 101.4%
(Cost $7,504,142)		8,969,625
NET OTHER ASSETS (LIABILITIES) - (1.4)%		(126,121)
NET ASSETS - 100%		$8,843,504

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount (000s)	Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Equity Index Contracts
CME E-mini S&P MidCap 400 Index Contracts (United States)	164	March 2018	$32,049	$(255)	$(255)

The notional amount of futures purchased as a percentage of Net Assets is 0.4%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated company

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $11,033,000 or 0.1% of net assets.

 (e) Non-income producing - Security is in default.

 (f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,433,000.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Nexeo Solutions, Inc.	6/9/16	$11,700

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$359
Fidelity Securities Lending Cash Central Fund	466
Total	$825

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Donnelley Financial Solutions, Inc.	$26,445	$11,683	$--	$--	$--	$889	$39,017
Total	$26,445	$11,683	$--	$--	$--	$889	$39,017

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$1,111,365	$1,111,365	$--	$--
Consumer Staples	421,501	421,501	--	--
Energy	767,473	767,473	--	--
Financials	1,638,726	1,638,726	--	--
Health Care	583,548	583,548	--	--
Industrials	1,113,015	1,113,015	--	--
Information Technology	750,086	750,086	--	--
Materials	724,993	724,993	--	--
Real Estate	970,118	970,118	--	--
Telecommunication Services	11,767	11,767	--	--
Utilities	648,046	648,046	--	--
Corporate Bonds	16,003	--	16,003	--
U.S. Government and Government Agency Obligations	1,639	--	1,639	--
Money Market Funds	211,345	211,345	--	--
Total Investments in Securities:	$8,969,625	$8,951,983	$17,642	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(255)	$(255)	$--	$--
Total Liabilities	$(255)	$(255)	$--	$--
Total Derivative Instruments:	$(255)	$(255)	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Capital Appreciation Fund

January 31, 2018

CAF-QTLY-0318
1.813030.113

Schedule of Investments January 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 13.7%
Auto Components - 0.3%
BorgWarner, Inc.	451,925	$25,425
Diversified Consumer Services - 0.3%
Adtalem Global Education, Inc. (a)	401,780	18,482
Hotels, Restaurants & Leisure - 7.3%
Dalata Hotel Group PLC (a)(b)	10,210,929	74,163
Dunkin' Brands Group, Inc.	630,074	40,734
Las Vegas Sands Corp.	3,036,766	235,410
Marriott International, Inc. Class A	437,357	64,440
Penn National Gaming, Inc. (a)	597,564	19,068
Royal Caribbean Cruises Ltd.	464,700	62,061
Wyndham Worldwide Corp.	573,594	71,200
		567,076
Media - 1.7%
Altice NV Class A(a)(c)	2,900,016	31,166
Interpublic Group of Companies, Inc.	3,522,294	77,103
Schibsted ASA (B Shares)	664,291	20,035
The New York Times Co. Class A	146,700	3,411
		131,715
Multiline Retail - 2.2%
B&M European Value Retail S.A.	4,404,452	26,009
Dollar General Corp.	688,829	71,032
JC Penney Corp., Inc. (a)(c)	13,321,985	49,425
Ollie's Bargain Outlet Holdings, Inc. (a)	431,255	23,956
		170,422
Specialty Retail - 1.9%
Five Below, Inc. (a)	827,900	53,756
Home Depot, Inc.	330,889	66,476
Lowe's Companies, Inc.	264,100	27,659
		147,891

TOTAL CONSUMER DISCRETIONARY		1,061,011

CONSUMER STAPLES - 1.9%
Food & Staples Retailing - 1.9%
Costco Wholesale Corp.	185,900	36,226
Walmart, Inc.	1,064,673	113,494
		149,720
ENERGY - 5.9%
Energy Equipment & Services - 1.2%
Halliburton Co.	1,467,700	78,815
Shelf Drilling Ltd. (d)	1,468,200	12,380
Weatherford International PLC (a)	782,700	3,084
		94,279
Oil, Gas & Consumable Fuels - 4.7%
Anadarko Petroleum Corp.	1,027,600	61,707
Canadian Natural Resources Ltd.	684,800	23,386
Cheniere Energy, Inc. (a)	489,560	27,690
Chesapeake Energy Corp. (a)(c)	4,160,000	14,560
ConocoPhillips Co.	740,920	43,574
Encana Corp.	3,104,300	38,431
EOG Resources, Inc.	189,507	21,793
Marathon Oil Corp.	3,943,330	71,729
Pioneer Natural Resources Co.	97,900	17,907
Southwestern Energy Co. (a)	7,268,073	30,817
Whiting Petroleum Corp. (a)	421,034	11,755
		363,349

TOTAL ENERGY		457,628

FINANCIALS - 18.4%
Banks - 2.3%
Bank of America Corp.	5,454,650	174,549
Capital Markets - 15.8%
BlackRock, Inc. Class A	185,094	103,986
CBOE Holdings, Inc.	669,449	89,967
Charles Schwab Corp.	1,812,673	96,688
CME Group, Inc.	1,305,191	200,321
E*TRADE Financial Corp. (a)	1,116,000	58,813
Goldman Sachs Group, Inc.	745,477	199,706
Moody's Corp.	117,400	18,994
Morgan Stanley	3,729,212	210,887
MSCI, Inc.	555,547	77,349
S&P Global, Inc.	475,566	86,125
T. Rowe Price Group, Inc.	714,400	79,748
		1,222,584
Insurance - 0.3%
American International Group, Inc.	195,700	12,509
MetLife, Inc.	195,700	9,407
		21,916

TOTAL FINANCIALS		1,419,049

HEALTH CARE - 9.1%
Biotechnology - 4.5%
Alexion Pharmaceuticals, Inc. (a)	643,812	76,820
Amgen, Inc.	793,809	147,688
Epizyme, Inc. (a)	956,000	15,439
Sarepta Therapeutics, Inc. (a)	117,400	7,694
Vertex Pharmaceuticals, Inc. (a)	600,646	100,230
		347,871
Health Care Equipment & Supplies - 1.5%
Abiomed, Inc. (a)	260,800	61,288
Intuitive Surgical, Inc. (a)	117,600	50,764
		112,052
Health Care Providers & Services - 1.3%
Cigna Corp.	156,500	32,607
Humana, Inc.	97,800	27,563
UnitedHealth Group, Inc.	163,997	38,831
		99,001
Health Care Technology - 0.4%
Medidata Solutions, Inc. (a)	450,612	30,691
Life Sciences Tools & Services - 1.3%
Agilent Technologies, Inc.	825,414	60,610
ICON PLC (a)	199,579	21,858
Mettler-Toledo International, Inc. (a)	31,300	21,136
		103,604
Pharmaceuticals - 0.1%
The Medicines Company (a)	301,320	9,983

TOTAL HEALTH CARE		703,202

INDUSTRIALS - 10.6%
Aerospace & Defense - 0.6%
The Boeing Co.	137,000	48,549
Airlines - 2.1%
Air Canada (a)	2,053,500	39,918
Delta Air Lines, Inc.	587,000	33,324
Ryanair Holdings PLC sponsored ADR (a)	324,592	39,831
Southwest Airlines Co.	782,600	47,582
		160,655
Building Products - 1.5%
A.O. Smith Corp.	689,500	46,045
Allegion PLC	89,946	7,745
Kingspan Group PLC (Ireland)	1,347,315	62,227
		116,017
Commercial Services & Supplies - 2.1%
Cintas Corp.	259,300	43,679
Copart, Inc. (a)	1,858,735	81,914
Waste Connection, Inc. (United States)	519,818	37,333
		162,926
Machinery - 3.4%
Caterpillar, Inc.	314,400	51,178
Cummins, Inc.	166,400	31,283
Deere & Co.	595,738	99,143
Graco, Inc.	694,600	32,507
Manitowoc Co., Inc. (a)	416,934	16,711
Parker Hannifin Corp.	142,000	28,602
		259,424
Marine - 0.5%
Irish Continental Group PLC unit	5,928,035	42,320
Road & Rail - 0.4%
Norfolk Southern Corp.	187,911	28,352

TOTAL INDUSTRIALS		818,243

INFORMATION TECHNOLOGY - 29.8%
Communications Equipment - 0.9%
Cisco Systems, Inc.	1,614,500	67,066
Electronic Equipment & Components - 0.5%
ADT, Inc. (a)	978,300	12,209
Trimble, Inc. (a)	561,832	24,777
		36,986
Internet Software & Services - 8.5%
Alibaba Group Holding Ltd. sponsored ADR (a)	518,500	105,924
Alphabet, Inc. Class C (a)	185,679	217,233
CarGurus, Inc. Class A (c)	545,509	18,275
Coupa Software, Inc. (a)	379,724	14,517
Facebook, Inc. Class A (a)	645,285	120,597
GoDaddy, Inc. (a)	1,415,449	78,175
LogMeIn, Inc.	325,580	40,958
New Relic, Inc. (a)	211,537	12,635
Okta, Inc.	974,565	28,701
VeriSign, Inc. (a)(c)	185,900	21,364
		658,379
IT Services - 4.6%
EPAM Systems, Inc. (a)	460,180	54,062
ExlService Holdings, Inc. (a)	23,738	1,442
PayPal Holdings, Inc. (a)	2,352,157	200,686
Visa, Inc. Class A	812,220	100,902
		357,092
Semiconductors & Semiconductor Equipment - 2.8%
NVIDIA Corp.	420,300	103,310
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	1,340,800	60,752
Texas Instruments, Inc.	457,696	50,196
		214,258
Software - 9.2%
Activision Blizzard, Inc.	195,700	14,507
Adobe Systems, Inc. (a)	1,148,946	229,513
ANSYS, Inc. (a)	190,100	30,730
Atlassian Corp. PLC (a)	336,783	18,183
Electronic Arts, Inc. (a)	859,938	109,178
Intuit, Inc.	279,371	46,906
Microsoft Corp.	1,998,740	189,900
Paycom Software, Inc. (a)(c)	335,449	30,741
Take-Two Interactive Software, Inc. (a)	360,100	45,614
		715,272
Technology Hardware, Storage & Peripherals - 3.3%
Apple, Inc.	1,530,400	256,234

TOTAL INFORMATION TECHNOLOGY		2,305,287

MATERIALS - 7.7%
Chemicals - 4.7%
DowDuPont, Inc.	1,614,761	122,044
FMC Corp.	1,696,010	154,897
LyondellBasell Industries NV Class A	161,513	19,356
Nutrien Ltd. (a)	440,280	23,034
The Chemours Co. LLC	536,841	27,712
The Mosaic Co.	577,200	15,758
		362,801
Construction Materials - 0.1%
Loma Negra Compania Industrial Argentina SA ADR (a)	241,300	5,733
Containers & Packaging - 0.5%
Avery Dennison Corp.	303,300	37,209
Metals & Mining - 2.4%
First Quantum Minerals Ltd.	489,200	7,294
Glencore Xstrata PLC	15,515,313	88,933
Rio Tinto PLC	1,107,752	61,661
Vale SA sponsored ADR	2,447,400	32,036
		189,924

TOTAL MATERIALS		595,667

TELECOMMUNICATION SERVICES - 1.3%
Wireless Telecommunication Services - 1.3%
T-Mobile U.S., Inc. (a)	1,470,376	95,721
TOTAL COMMON STOCKS
(Cost $5,554,068)		7,605,528

Money Market Funds - 2.7%
Fidelity Cash Central Fund, 1.39% (e)	94,873,482	94,892
Fidelity Securities Lending Cash Central Fund 1.40% (e)(f)	119,107,179	119,119
TOTAL MONEY MARKET FUNDS
(Cost $214,011)		214,011
TOTAL INVESTMENT IN SECURITIES - 101.1%
(Cost $5,768,079)		7,819,539
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(88,110)
NET ASSETS - 100%		$7,731,429

Legend

 (a) Non-income producing

 (b) Affiliated company

 (c) Security or a portion of the security is on loan at period end.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $12,380,000 or 0.2% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Includes investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$382
Fidelity Securities Lending Cash Central Fund	1,142
Total	$1,524

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Dalata Hotel Group PLC	$60,550	$3,608	$--	$--	$--	$10,005	$74,163
Total	$60,550	$3,608	$--	$--	$--	$10,005	$74,163

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$1,061,011	$1,061,011	$--	$--
Consumer Staples	149,720	149,720	--	--
Energy	457,628	457,628	--	--
Financials	1,419,049	1,419,049	--	--
Health Care	703,202	703,202	--	--
Industrials	818,243	818,243	--	--
Information Technology	2,305,287	2,305,287	--	--
Materials	595,667	534,006	61,661	--
Telecommunication Services	95,721	95,721	--	--
Money Market Funds	214,011	214,011	--	--
Total Investments in Securities:	$7,819,539	$7,757,878	$61,661	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Disciplined Equity Fund

January 31, 2018

FDE-QTLY-0318
1.813012.113

Schedule of Investments January 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 11.5%
Diversified Consumer Services - 0.0%
Graham Holdings Co.	504	$300
Hotels, Restaurants & Leisure - 3.7%
Carnival Corp.	111,384	7,976
Hilton Grand Vacations, Inc. (a)	227,349	10,224
Royal Caribbean Cruises Ltd.	98,274	13,124
U.S. Foods Holding Corp. (a)	292,015	9,382
Wyndham Worldwide Corp.	98,534	12,231
		52,937
Household Durables - 1.3%
Lennar Corp. Class A	2,518	158
PulteGroup, Inc.	294,825	9,384
Toll Brothers, Inc.	212,750	9,910
		19,452
Internet & Direct Marketing Retail - 2.5%
Amazon.com, Inc. (a)	22,274	32,317
Liberty Interactive Corp. QVC Group Series A (a)	146,433	4,113
		36,430
Media - 2.0%
Comcast Corp. Class A	542,432	23,070
Omnicom Group, Inc.	73,615	5,643
		28,713
Specialty Retail - 1.5%
Home Depot, Inc.	24,240	4,870
Lowe's Companies, Inc.	164,902	17,270
		22,140
Textiles, Apparel & Luxury Goods - 0.5%
PVH Corp.	41,596	6,451

TOTAL CONSUMER DISCRETIONARY		166,423

CONSUMER STAPLES - 8.2%
Beverages - 1.9%
Monster Beverage Corp. (a)	80,291	5,478
The Coca-Cola Co.	465,026	22,131
		27,609
Food & Staples Retailing - 2.6%
CVS Health Corp.	206,819	16,275
Walmart, Inc.	203,607	21,705
		37,980
Food Products - 2.3%
Pilgrim's Pride Corp. (a)(b)	318,139	8,835
The J.M. Smucker Co.	100,425	12,743
Tyson Foods, Inc. Class A	155,553	11,839
		33,417
Household Products - 1.4%
Procter & Gamble Co.	232,932	20,111

TOTAL CONSUMER STAPLES		119,117

ENERGY - 6.3%
Oil, Gas & Consumable Fuels - 6.3%
Chevron Corp.	202,949	25,440
EOG Resources, Inc.	42,366	4,872
Exxon Mobil Corp.	316,477	27,628
HollyFrontier Corp.	100,330	4,812
Phillips 66 Co.	137,583	14,088
Valero Energy Corp.	146,586	14,068
		90,908
FINANCIALS - 14.1%
Banks - 7.7%
Bank of America Corp.	959,448	30,702
Citigroup, Inc.	310,462	24,365
JPMorgan Chase & Co.	234,024	27,070
Wells Fargo & Co.	454,219	29,879
		112,016
Capital Markets - 0.1%
Invesco Ltd.	43,053	1,556
Consumer Finance - 1.8%
Ally Financial, Inc.	356,782	10,621
Capital One Financial Corp.	139,947	14,549
		25,170
Diversified Financial Services - 1.4%
Berkshire Hathaway, Inc. Class B (a)	91,749	19,669
Insurance - 0.9%
MetLife, Inc.	272,595	13,104
Mortgage Real Estate Investment Trusts - 2.2%
AGNC Investment Corp.	555,079	10,430
Annaly Capital Management, Inc.	967,167	10,194
MFA Financial, Inc.	215,940	1,546
New Residential Investment Corp.	583,496	10,089
		32,259

TOTAL FINANCIALS		203,774

HEALTH CARE - 13.0%
Biotechnology - 2.2%
AbbVie, Inc.	205,931	23,110
Amgen, Inc.	22,413	4,170
Biogen, Inc. (a)	15,722	5,468
		32,748
Health Care Equipment & Supplies - 1.1%
Danaher Corp.	153,200	15,516
Health Care Providers & Services - 7.3%
AmerisourceBergen Corp.	118,450	11,806
Anthem, Inc.	27,757	6,880
Centene Corp. (a)	70,091	7,517
Cigna Corp.	68,712	14,316
Express Scripts Holding Co. (a)	168,938	13,377
Humana, Inc.	51,535	14,524
McKesson Corp.	75,548	12,759
UnitedHealth Group, Inc.	105,407	24,958
		106,137
Pharmaceuticals - 2.4%
Johnson & Johnson	242,007	33,443
Mylan NV (a)	28,820	1,235
		34,678

TOTAL HEALTH CARE		189,079

INDUSTRIALS - 11.9%
Aerospace & Defense - 2.1%
General Dynamics Corp.	8,520	1,896
Huntington Ingalls Industries, Inc.	48,748	11,580
Spirit AeroSystems Holdings, Inc. Class A	107,810	11,035
United Technologies Corp.	44,205	6,101
		30,612
Airlines - 1.9%
Copa Holdings SA Class A	16,529	2,286
Delta Air Lines, Inc.	222,124	12,610
Southwest Airlines Co.	200,410	12,185
		27,081
Construction & Engineering - 1.9%
AECOM (a)	82,831	3,240
Fluor Corp.	194,874	11,829
Jacobs Engineering Group, Inc.	182,589	12,683
		27,752
Electrical Equipment - 1.0%
Acuity Brands, Inc.	69,908	10,797
Regal Beloit Corp.	42,168	3,285
		14,082
Industrial Conglomerates - 0.6%
ITT, Inc.	165,109	9,246
Machinery - 2.0%
Allison Transmission Holdings, Inc.	100,438	4,443
Cummins, Inc.	72,126	13,560
Ingersoll-Rand PLC	114,113	10,799
		28,802
Professional Services - 0.8%
Manpower, Inc.	87,904	11,550
Road & Rail - 0.3%
Union Pacific Corp.	35,743	4,772
Trading Companies & Distributors - 1.3%
Air Lease Corp. Class A	130,380	6,339
MSC Industrial Direct Co., Inc. Class A	51	5
WESCO International, Inc. (a)	172,716	11,771
		18,115

TOTAL INDUSTRIALS		172,012

INFORMATION TECHNOLOGY - 24.1%
Electronic Equipment & Components - 0.6%
Jabil, Inc.	332,906	8,466
Internet Software & Services - 6.8%
Alphabet, Inc.:
Class A (a)	43,354	51,254
Class C (a)	3,230	3,779
CoStar Group, Inc. (a)	24,610	8,518
Facebook, Inc. Class A (a)	186,044	34,770
		98,321
IT Services - 6.0%
Accenture PLC Class A	87,027	13,985
Cognizant Technology Solutions Corp. Class A	184,905	14,419
Conduent, Inc. (a)	651,434	10,684
DXC Technology Co.	128,198	12,762
Euronet Worldwide, Inc. (a)	8,410	789
Genpact Ltd.	101,021	3,429
Leidos Holdings, Inc.	173,595	11,561
MasterCard, Inc. Class A	113,863	19,243
		86,872
Semiconductors & Semiconductor Equipment - 2.3%
Broadcom Ltd.	51,094	12,673
First Solar, Inc. (a)	50,397	3,385
Lam Research Corp.	18,184	3,483
Micron Technology, Inc. (a)	314,500	13,750
		33,291
Software - 3.5%
Activision Blizzard, Inc.	8,951	664
Adobe Systems, Inc. (a)	86,179	17,215
Intuit, Inc.	34,603	5,810
Microsoft Corp.	284,250	27,007
		50,696
Technology Hardware, Storage & Peripherals - 4.9%
Apple, Inc.	377,878	63,261
Western Digital Corp.	94,037	8,367
		71,628

TOTAL INFORMATION TECHNOLOGY		349,274

MATERIALS - 2.0%
Chemicals - 1.5%
The Chemours Co. LLC	205,690	10,618
Westlake Chemical Corp.	103,592	11,664
		22,282
Metals & Mining - 0.5%
Freeport-McMoRan, Inc. (a)	359,658	7,013

TOTAL MATERIALS		29,295

REAL ESTATE - 2.3%
Equity Real Estate Investment Trusts (REITs) - 1.2%
American Tower Corp.	23,931	3,535
Spirit Realty Capital, Inc.	478,941	3,913
VEREIT, Inc.	1,334,481	9,608
		17,056
Real Estate Management & Development - 1.1%
CBRE Group, Inc. (a)	261,918	11,967
Jones Lang LaSalle, Inc.	24,517	3,833
		15,800

TOTAL REAL ESTATE		32,856

TELECOMMUNICATION SERVICES - 0.8%
Wireless Telecommunication Services - 0.8%
T-Mobile U.S., Inc. (a)	175,652	11,435
UTILITIES - 4.4%
Electric Utilities - 2.1%
Exelon Corp.	339,499	13,074
FirstEnergy Corp.	147,196	4,843
PG&E Corp.	9,630	409
Vistra Energy Corp. (a)	602,383	11,746
		30,072
Independent Power and Renewable Electricity Producers - 2.3%
Calpine Corp. (a)	717,565	10,828
NRG Energy, Inc.	405,852	10,556
The AES Corp.	1,047,680	12,111
		33,495

TOTAL UTILITIES		63,567

TOTAL COMMON STOCKS
(Cost $1,196,388)		1,427,740

Money Market Funds - 2.6%
Fidelity Cash Central Fund, 1.39% (c)	31,725,926	31,732
Fidelity Securities Lending Cash Central Fund 1.40% (c)(d)	6,678,017	6,679
TOTAL MONEY MARKET FUNDS
(Cost $38,411)		38,411
TOTAL INVESTMENT IN SECURITIES - 101.2%
(Cost $1,234,799)		1,466,151
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(18,062)
NET ASSETS - 100%		$1,448,089

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Includes investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$79
Fidelity Securities Lending Cash Central Fund	4
Total	$83

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Focused Stock Fund

January 31, 2018

TQG-QTLY-0318
1.813068.113

Schedule of Investments January 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
CONSUMER DISCRETIONARY - 10.1%
Diversified Consumer Services - 0.7%
Adtalem Global Education, Inc. (a)	303,000	$13,938,000
Hotels, Restaurants & Leisure - 1.5%
Marriott International, Inc. Class A	200,000	29,468,000
Internet & Direct Marketing Retail - 4.3%
Amazon.com, Inc. (a)	37,300	54,118,197
JD.com, Inc. sponsored ADR (a)	423,000	20,824,290
Netflix, Inc. (a)	35,000	9,460,500
		84,402,987
Multiline Retail - 1.3%
Dollar Tree, Inc. (a)	232,014	26,681,610
Specialty Retail - 1.0%
Lowe's Companies, Inc.	192,000	20,108,160
Textiles, Apparel & Luxury Goods - 1.3%
adidas AG	86,800	20,184,673
PagSeguro Digital Ltd. (a)	182,366	5,095,306
		25,279,979

TOTAL CONSUMER DISCRETIONARY		199,878,736

CONSUMER STAPLES - 5.0%
Food & Staples Retailing - 4.5%
Walmart, Inc.	838,000	89,330,800
Tobacco - 0.5%
British American Tobacco PLC sponsored ADR	136,000	9,261,600

TOTAL CONSUMER STAPLES		98,592,400

ENERGY - 5.8%
Oil, Gas & Consumable Fuels - 5.8%
Chevron Corp.	665,000	83,357,750
Phillips 66 Co.	309,000	31,641,600
		114,999,350
FINANCIALS - 20.4%
Banks - 4.2%
Bank of America Corp.	2,590,000	82,880,000
Capital Markets - 16.2%
BlackRock, Inc. Class A	67,000	37,640,600
CBOE Holdings, Inc.	354,000	47,574,060
Charles Schwab Corp.	1,642,000	87,584,280
Morgan Stanley	129,000	7,294,950
MSCI, Inc.	304,800	42,437,304
S&P Global, Inc.	542,394	98,227,553
		320,758,747

TOTAL FINANCIALS		403,638,747

HEALTH CARE - 8.3%
Health Care Providers & Services - 7.4%
Humana, Inc.	281,000	79,194,230
UnitedHealth Group, Inc.	284,000	67,245,520
		146,439,750
Life Sciences Tools & Services - 0.9%
Agilent Technologies, Inc.	243,000	17,843,490

TOTAL HEALTH CARE		164,283,240

INDUSTRIALS - 5.9%
Aerospace & Defense - 1.4%
Northrop Grumman Corp.	79,000	26,901,870
Machinery - 0.2%
Caterpillar, Inc.	25,000	4,069,500
Road & Rail - 4.3%
Union Pacific Corp.	637,000	85,039,500

TOTAL INDUSTRIALS		116,010,870

INFORMATION TECHNOLOGY - 40.6%
Internet Software & Services - 8.4%
Alibaba Group Holding Ltd. sponsored ADR (a)	202,000	41,266,580
Alphabet, Inc. Class A (a)	74,600	88,193,612
Facebook, Inc. Class A (a)	199,700	37,321,933
		166,782,125
IT Services - 11.8%
PayPal Holdings, Inc. (a)	1,151,000	98,203,320
Square, Inc. (a)(b)	2,382,100	111,744,311
Visa, Inc. Class A	188,000	23,355,240
		233,302,871
Semiconductors & Semiconductor Equipment - 0.9%
Broadcom Ltd.	12,000	2,976,360
NVIDIA Corp.	56,000	13,764,800
		16,741,160
Software - 19.0%
Activision Blizzard, Inc.	623,200	46,197,816
Adobe Systems, Inc. (a)	564,112	112,687,013
Intuit, Inc.	587,000	98,557,300
Microsoft Corp.	1,046,000	99,380,460
RingCentral, Inc. (a)	335,800	18,233,940
		375,056,529
Technology Hardware, Storage & Peripherals - 0.5%
Apple, Inc.	64,000	10,715,520

TOTAL INFORMATION TECHNOLOGY		802,598,205

MATERIALS - 3.0%
Chemicals - 3.0%
DowDuPont, Inc.	529,000	39,981,820
FMC Corp.	216,000	19,727,280
		59,709,100
TOTAL COMMON STOCKS
(Cost $1,400,876,764)		1,959,710,648

Money Market Funds - 1.4%
Fidelity Cash Central Fund, 1.39% (c)	15,042,661	15,045,669
Fidelity Securities Lending Cash Central Fund 1.40% (c)(d)	12,644,483	12,645,748
TOTAL MONEY MARKET FUNDS
(Cost $27,691,417)		27,691,417
TOTAL INVESTMENT IN SECURITIES - 100.5%
(Cost $1,428,568,181)		1,987,402,065
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(10,846,566)
NET ASSETS - 100%		$1,976,555,499

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$29,661
Fidelity Securities Lending Cash Central Fund	13,589
Total	$43,250

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Stock Selector Small Cap Fund

January 31, 2018

SCS-QTLY-0318
1.813071.113

Schedule of Investments January 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 12.1%
Auto Components - 1.1%
Fox Factory Holding Corp. (a)	102,500	$3,931
Standard Motor Products, Inc.	149,102	7,142
Visteon Corp. (a)	55,400	7,206
		18,279
Diversified Consumer Services - 0.5%
Service Corp. International	185,400	7,410
Hotels, Restaurants & Leisure - 2.3%
Bluegreen Vacations Corp.	253,100	4,806
Cedar Fair LP (depositary unit)	88,100	5,973
Eldorado Resorts, Inc. (a)	245,200	8,472
Marriott Vacations Worldwide Corp.	75,400	11,486
Penn National Gaming, Inc. (a)	202,500	6,462
		37,199
Household Durables - 2.8%
Cavco Industries, Inc. (a)	55,600	8,515
Helen of Troy Ltd. (a)	77,569	7,226
Taylor Morrison Home Corp. (a)	387,800	9,862
TopBuild Corp. (a)	140,500	10,754
TRI Pointe Homes, Inc. (a)	546,600	8,915
		45,272
Leisure Products - 0.5%
Brunswick Corp.	81,696	5,129
Johnson Outdoors, Inc. Class A	55,633	3,353
		8,482
Media - 0.8%
Cinemark Holdings, Inc.	165,300	6,083
Lions Gate Entertainment Corp. Class B (a)	239,700	7,670
		13,753
Multiline Retail - 0.6%
Ollie's Bargain Outlet Holdings, Inc. (a)	169,800	9,432
Specialty Retail - 1.5%
Burlington Stores, Inc. (a)	63,100	7,680
Murphy U.S.A., Inc. (a)	83,700	7,140
The Children's Place Retail Stores, Inc.	68,400	10,246
		25,066
Textiles, Apparel & Luxury Goods - 2.0%
Deckers Outdoor Corp. (a)	80,500	6,900
Emerald Expositions Events, Inc.	240,000	5,179
Steven Madden Ltd. (a)	224,259	10,361
Wolverine World Wide, Inc.	292,800	9,613
		32,053

TOTAL CONSUMER DISCRETIONARY		196,946

CONSUMER STAPLES - 2.4%
Beverages - 0.2%
Cott Corp.	190,300	3,170
Food & Staples Retailing - 0.4%
Performance Food Group Co. (a)	200,675	6,893
Food Products - 1.2%
Cranswick PLC	84,500	3,525
Hostess Brands, Inc. Class A (a)	241,067	3,327
Ingredion, Inc.	31,100	4,467
J&J Snack Foods Corp.	32,975	4,565
Lamb Weston Holdings, Inc.	72,500	4,249
		20,133
Household Products - 0.3%
Central Garden & Pet Co. Class A (non-vtg.) (a)	138,400	5,220
Personal Products - 0.3%
Inter Parfums, Inc.	98,700	4,501

TOTAL CONSUMER STAPLES		39,917

ENERGY - 4.5%
Energy Equipment & Services - 1.1%
Archrock, Inc.	244,329	2,272
Nabors Industries Ltd.	787,700	6,176
Rowan Companies PLC (a)	362,340	5,334
Total Energy Services, Inc.	419,493	4,672
		18,454
Oil, Gas & Consumable Fuels - 3.4%
Boardwalk Pipeline Partners, LP	391,408	4,916
Delek U.S. Holdings, Inc.	230,900	8,056
Diamondback Energy, Inc. (a)	61,507	7,719
Newfield Exploration Co. (a)	177,488	5,619
PDC Energy, Inc. (a)	151,000	7,829
Warrior Metropolitan Coal, Inc.	346,000	9,678
WPX Energy, Inc. (a)	728,590	10,732
		54,549

TOTAL ENERGY		73,003

FINANCIALS - 17.6%
Banks - 9.9%
Associated Banc-Corp.	429,023	10,618
BancFirst Corp.	249,056	13,885
Banner Corp.	152,329	8,278
Boston Private Financial Holdings, Inc.	371,827	5,726
City Holding Co.	140,657	9,677
Columbia Banking Systems, Inc.	303,738	13,085
Community Bank System, Inc.	17,757	946
Cullen/Frost Bankers, Inc.	125,345	13,338
CVB Financial Corp.	408,200	9,552
First Merchants Corp.	267,137	11,530
Heartland Financial U.S.A., Inc.	75,648	4,021
Independent Bank Corp., Massachusetts	146,142	10,427
Stock Yards Bancorp, Inc.	251,287	9,034
Tompkins Financial Corp.	127,233	10,480
TowneBank	118,923	3,633
Trico Bancshares	257,280	9,514
WesBanco, Inc.	53,062	2,176
Wintrust Financial Corp.	188,946	16,230
		162,150
Capital Markets - 1.1%
Legg Mason, Inc.	127,911	5,452
OM Asset Management Ltd.	729,210	13,046
		18,498
Diversified Financial Services - 0.9%
Camping World Holdings, Inc.	126,200	5,647
Cotiviti Holdings, Inc. (a)	251,900	8,817
		14,464
Insurance - 2.9%
Employers Holdings, Inc.	225,386	9,556
First American Financial Corp.	196,800	11,625
James River Group Holdings Ltd.	233,853	8,886
Primerica, Inc.	161,100	16,271
		46,338
Thrifts & Mortgage Finance - 2.8%
Beneficial Bancorp, Inc.	545,100	8,858
Meridian Bancorp, Inc. Maryland	456,300	9,331
Washington Federal, Inc.	360,063	12,926
WSFS Financial Corp.	287,442	14,688
		45,803

TOTAL FINANCIALS		287,253

HEALTH CARE - 14.8%
Biotechnology - 8.3%
Abeona Therapeutics, Inc. (a)	223,873	3,414
ACADIA Pharmaceuticals, Inc. (a)	107,652	3,220
Acorda Therapeutics, Inc. (a)	248,800	6,456
Agios Pharmaceuticals, Inc. (a)	93,715	7,381
Amarin Corp. PLC ADR (a)(b)	278,200	1,043
AnaptysBio, Inc.	63,000	6,640
Argenx SE ADR	37,731	2,927
Ascendis Pharma A/S sponsored ADR (a)	189,306	9,649
Atara Biotherapeutics, Inc. (a)	68,800	2,601
Audentes Therapeutics, Inc. (a)	172,300	6,048
BioMarin Pharmaceutical, Inc. (a)	41,256	3,723
bluebird bio, Inc. (a)	64,728	13,263
Cellectis SA sponsored ADR (a)	117,600	3,700
Curis, Inc. (a)	470,434	290
CytomX Therapeutics, Inc. (a)	82,605	2,210
CytomX Therapeutics, Inc. (a)(c)	27,627	739
FibroGen, Inc. (a)	110,500	6,470
Five Prime Therapeutics, Inc. (a)	95,400	1,908
Heron Therapeutics, Inc. (a)	144,200	3,122
Insmed, Inc. (a)	233,265	5,934
Intercept Pharmaceuticals, Inc. (a)	35,603	2,211
Ionis Pharmaceuticals, Inc. (a)	76,128	3,998
Kura Oncology, Inc. (a)	136,000	2,666
La Jolla Pharmaceutical Co. (a)	167,600	5,742
Mirati Therapeutics, Inc. (a)	145,300	3,763
Neurocrine Biosciences, Inc. (a)	81,260	6,945
Protagonist Therapeutics, Inc. (a)	164,400	3,758
Sage Therapeutics, Inc. (a)	29,800	5,656
Sienna Biopharmaceuticals, Inc. (b)	37,784	665
Spark Therapeutics, Inc. (a)	106,600	5,975
TESARO, Inc. (a)	50,300	3,393
		135,510
Health Care Equipment & Supplies - 3.3%
Cantel Medical Corp.	123,800	13,733
Integra LifeSciences Holdings Corp. (a)	146,312	7,705
iRhythm Technologies, Inc. (a)	136,800	8,157
Nanosonics Ltd. (a)	2,344,958	5,347
Novocure Ltd. (a)	124,700	2,800
Orthofix International NV (a)	37,894	2,177
Steris PLC	82,900	7,537
Wright Medical Group NV (a)	270,757	6,160
		53,616
Health Care Providers & Services - 0.9%
G1 Therapeutics, Inc.	193,300	4,622
NMC Health PLC	124,900	5,920
Premier, Inc. (a)	151,300	4,910
		15,452
Life Sciences Tools & Services - 0.6%
ICON PLC (a)	93,400	10,229
Pharmaceuticals - 1.7%
Clearside Biomedical, Inc. (a)(b)	54,120	352
Innoviva, Inc. (a)	281,851	4,112
Nektar Therapeutics (a)	187,600	15,685
Prestige Brands Holdings, Inc. (a)	70,446	2,947
Theravance Biopharma, Inc. (a)(b)	178,678	4,724
		27,820

TOTAL HEALTH CARE		242,627

INDUSTRIALS - 15.4%
Aerospace & Defense - 1.4%
Moog, Inc. Class A (a)	144,607	13,023
Teledyne Technologies, Inc. (a)	51,565	9,845
		22,868
Air Freight & Logistics - 0.5%
Air Transport Services Group, Inc. (a)	344,918	8,575
Airlines - 0.5%
JetBlue Airways Corp. (a)	348,346	7,266
Building Products - 1.1%
Allegion PLC	80,055	6,894
GCP Applied Technologies, Inc. (a)	122,600	4,095
Simpson Manufacturing Co. Ltd.	128,293	7,536
		18,525
Commercial Services & Supplies - 1.8%
Deluxe Corp.	156,029	11,588
Interface, Inc.	438,330	10,936
Matthews International Corp. Class A	111,897	6,266
		28,790
Construction & Engineering - 2.9%
Comfort Systems U.S.A., Inc.	253,344	10,792
EMCOR Group, Inc.	198,439	16,129
KBR, Inc.	550,172	11,190
Valmont Industries, Inc.	59,433	9,723
		47,834
Industrial Conglomerates - 0.8%
ITT, Inc.	234,537	13,134
Machinery - 2.4%
AGCO Corp.	98,062	7,121
Colfax Corp. (a)	118,900	4,758
John Bean Technologies Corp.	76,900	8,747
SPX Flow, Inc. (a)	208,109	9,650
Standex International Corp.	83,140	8,726
		39,002
Road & Rail - 0.6%
Landstar System, Inc.	92,900	10,317
Trading Companies & Distributors - 3.4%
Kaman Corp.	197,450	12,380
MRC Global, Inc. (a)	492,424	8,854
SiteOne Landscape Supply, Inc. (a)	140,400	10,693
Titan Machinery, Inc. (a)	276,525	5,943
Watsco, Inc.	50,669	9,110
WESCO International, Inc. (a)	135,254	9,218
		56,198

TOTAL INDUSTRIALS		252,509

INFORMATION TECHNOLOGY - 17.8%
Communications Equipment - 0.1%
CommScope Holding Co., Inc. (a)	33,300	1,286
Electronic Equipment & Components - 3.2%
ePlus, Inc. (a)	128,252	9,901
Jabil, Inc.	54,079	1,375
Orbotech Ltd. (a)	173,412	9,236
Plexus Corp. (a)	172,200	10,289
Tech Data Corp. (a)	117,854	11,817
TTM Technologies, Inc. (a)	587,784	9,693
		52,311
Internet Software & Services - 3.0%
2U, Inc. (a)	197,009	14,632
Five9, Inc. (a)	398,800	10,373
j2 Global, Inc.	157,400	12,590
New Relic, Inc. (a)	96,600	5,770
Web.com Group, Inc. (a)	273,160	6,351
		49,716
IT Services - 3.3%
Amdocs Ltd.	51,000	3,488
EPAM Systems, Inc. (a)	129,898	15,260
Euronet Worldwide, Inc. (a)	131,859	12,378
ExlService Holdings, Inc. (a)	169,091	10,272
Maximus, Inc.	176,500	12,034
		53,432
Semiconductors & Semiconductor Equipment - 3.7%
Diodes, Inc. (a)	301,700	8,505
Entegris, Inc.	391,300	12,737
Integrated Device Technology, Inc. (a)	411,200	12,295
Nanometrics, Inc. (a)	279,700	6,928
ON Semiconductor Corp. (a)	387,200	9,579
Semtech Corp. (a)	304,900	10,915
		60,959
Software - 4.5%
Aspen Technology, Inc. (a)	188,300	14,584
Everbridge, Inc. (a)	134,423	4,339
Paycom Software, Inc. (a)(b)	148,300	13,590
Pegasystems, Inc.	176,919	8,996
RealPage, Inc. (a)	260,900	12,980
RingCentral, Inc. (a)	343,000	18,628
		73,117

TOTAL INFORMATION TECHNOLOGY		290,821

MATERIALS - 3.7%
Chemicals - 1.9%
Chase Corp.	82,936	9,318
Innospec, Inc.	153,099	10,993
Trinseo SA	87,031	7,176
Tronox Ltd. Class A	168,600	3,310
		30,797
Containers & Packaging - 1.1%
Berry Global Group, Inc. (a)	113,940	6,744
Owens-Illinois, Inc. (a)	170,000	3,947
Sonoco Products Co.	120,841	6,563
		17,254
Metals & Mining - 0.7%
B2Gold Corp. (a)	1,378,657	4,170
Steel Dynamics, Inc.	172,400	7,827
		11,997

TOTAL MATERIALS		60,048

REAL ESTATE - 6.3%
Equity Real Estate Investment Trusts (REITs) - 5.8%
Americold Realty Trust (a)	58,100	1,062
CareTrust (REIT), Inc.	488,800	7,767
CoreSite Realty Corp.	99,597	10,788
Corporate Office Properties Trust (SBI)	259,300	7,079
Equity Lifestyle Properties, Inc.	129,900	11,213
Four Corners Property Trust, Inc.	437,013	10,314
Healthcare Realty Trust, Inc.	311,806	9,314
Mid-America Apartment Communities, Inc.	50,484	4,815
Potlatch Corp.	220,000	11,638
Store Capital Corp.	365,915	8,969
Terreno Realty Corp.	351,100	12,499
		95,458
Real Estate Management & Development - 0.5%
Realogy Holdings Corp.	273,880	7,534

TOTAL REAL ESTATE		102,992

TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.2%
Cogent Communications Group, Inc.	74,000	3,337
UTILITIES - 3.0%
Electric Utilities - 1.4%
El Paso Electric Co.	108,620	5,670
Hawaiian Electric Industries, Inc.	76,000	2,592
IDACORP, Inc.	97,900	8,447
Portland General Electric Co.	154,268	6,533
		23,242
Gas Utilities - 1.6%
Atmos Energy Corp.	48,038	3,982
New Jersey Resources Corp.	117,300	4,551
South Jersey Industries, Inc.	80,703	2,376
Southwest Gas Holdings, Inc.	109,500	8,057
Spire, Inc.	95,691	6,363
		25,329

TOTAL UTILITIES		48,571

TOTAL COMMON STOCKS
(Cost $1,229,449)		1,598,024
	Principal Amount (000s)	Value (000s)

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 1.3% 3/15/18
(Cost $140)	140	140
	Shares	Value (000s)

Money Market Funds - 3.0%
Fidelity Cash Central Fund, 1.39% (d)	36,203,602	$36,211
Fidelity Securities Lending Cash Central Fund 1.40% (d)(e)	12,980,756	12,982
TOTAL MONEY MARKET FUNDS
(Cost $49,191)		49,193
TOTAL INVESTMENT IN SECURITIES - 100.8%
(Cost $1,278,780)		1,647,357
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(12,406)
NET ASSETS - 100%		$1,634,951

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $739,000 or 0.0% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$122
Fidelity Securities Lending Cash Central Fund	46
Total	$168

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$196,946	$196,946	$--	$--
Consumer Staples	39,917	39,917	--	--
Energy	73,003	73,003	--	--
Financials	287,253	287,253	--	--
Health Care	242,627	242,627	--	--
Industrials	252,509	252,509	--	--
Information Technology	290,821	290,821	--	--
Materials	60,048	60,048	--	--
Real Estate	102,992	102,992	--	--
Telecommunication Services	3,337	3,337	--	--
Utilities	48,571	48,571	--	--
U.S. Government and Government Agency Obligations	140	--	140	--
Money Market Funds	49,193	49,193	--	--
Total Investments in Securities:	$1,647,357	$1,647,217	$140	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Flex℠ Funds

Fidelity Flex℠ Small Cap Fund

January 31, 2018

ZSC-QTLY-0318
1.9881581.100

Schedule of Investments January 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.5%
	Shares	Value
CONSUMER DISCRETIONARY - 15.5%
Auto Components - 0.9%
Standard Motor Products, Inc.	149	$7,137
Diversified Consumer Services - 3.3%
Bright Horizons Family Solutions, Inc. (a)	13	1,277
Grand Canyon Education, Inc. (a)	204	18,966
Strayer Education, Inc.	72	6,659
		26,902
Hotels, Restaurants & Leisure - 4.6%
Bluegreen Vacations Corp.	200	3,798
Boyd Gaming Corp.	73	2,881
Cedar Fair LP (depositary unit)	192	13,018
Churchill Downs, Inc.	10	2,590
Dunkin' Brands Group, Inc.	32	2,069
Marriott Vacations Worldwide Corp.	14	2,133
Texas Roadhouse, Inc. Class A	36	2,114
U.S. Foods Holding Corp. (a)	87	2,795
Vail Resorts, Inc.	26	5,683
		37,081
Household Durables - 4.0%
CalAtlantic Group, Inc.	64	3,592
Cavco Industries, Inc. (a)	33	5,054
LGI Homes, Inc. (a)	141	9,543
Meritage Homes Corp. (a)	179	8,494
SodaStream International Ltd. (a)	35	2,752
Taylor Morrison Home Corp. (a)	108	2,746
		32,181
Internet & Direct Marketing Retail - 0.1%
Gaia, Inc. Class A (a)	98	1,171
Media - 0.4%
Cinemark Holdings, Inc.	77	2,834
Multiline Retail - 0.2%
Ollie's Bargain Outlet Holdings, Inc. (a)	31	1,722
Specialty Retail - 1.5%
Aaron's, Inc. Class A	156	6,379
Michaels Companies, Inc. (a)	99	2,660
The Children's Place Retail Stores, Inc.	20	2,996
		12,035
Textiles, Apparel & Luxury Goods - 0.5%
Carter's, Inc.	16	1,925
Columbia Sportswear Co.	19	1,419
PetIQ, Inc. Class A	36	864
		4,208

TOTAL CONSUMER DISCRETIONARY		125,271

CONSUMER STAPLES - 2.1%
Food & Staples Retailing - 0.3%
Performance Food Group Co. (a)	76	2,611
Food Products - 1.0%
Nomad Foods Ltd. (a)	319	5,436
Post Holdings, Inc. (a)	31	2,346
		7,782
Household Products - 0.5%
Central Garden & Pet Co. (a)	44	1,724
Central Garden & Pet Co. Class A (non-vtg.) (a)	66	2,490
		4,214
Personal Products - 0.3%
Herbalife Ltd. (a)	29	2,407

TOTAL CONSUMER STAPLES		17,014

ENERGY - 1.8%
Energy Equipment & Services - 0.7%
ShawCor Ltd. Class A	240	5,417
Oil, Gas & Consumable Fuels - 1.1%
LINN Energy, Inc.	229	9,046

TOTAL ENERGY		14,463

FINANCIALS - 21.2%
Banks - 11.6%
Associated Banc-Corp.	286	7,079
Banner Corp.	136	7,390
BOK Financial Corp.	107	10,346
Cullen/Frost Bankers, Inc.	107	11,386
CVB Financial Corp.	522	12,215
First Citizen Bancshares, Inc.	43	18,293
Hilltop Holdings, Inc.	401	10,502
Popular, Inc.	142	5,771
Prosperity Bancshares, Inc.	16	1,213
UMB Financial Corp.	127	9,675
		93,870
Capital Markets - 1.8%
Apollo Global Management LLC Class A	119	4,254
CBOE Holdings, Inc.	21	2,822
Eaton Vance Corp. (non-vtg.)	34	1,965
Lazard Ltd. Class A	36	2,109
MSCI, Inc.	21	2,924
		14,074
Diversified Financial Services - 0.3%
Cotiviti Holdings, Inc. (a)	75	2,625
Insurance - 5.1%
Argo Group International Holdings, Ltd.	197	12,076
Enstar Group Ltd. (a)	51	10,588
First American Financial Corp.	149	8,801
ProAssurance Corp.	171	9,354
		40,819
Thrifts & Mortgage Finance - 2.4%
Beneficial Bancorp, Inc.	500	8,125
Essent Group Ltd. (a)	89	4,140
Meridian Bancorp, Inc. Maryland	115	2,352
Washington Federal, Inc.	132	4,739
		19,356

TOTAL FINANCIALS		170,744

HEALTH CARE - 12.0%
Biotechnology - 4.3%
Acceleron Pharma, Inc. (a)	34	1,411
Achaogen, Inc. (a)	54	592
Acorda Therapeutics, Inc. (a)	41	1,064
Adamas Pharmaceuticals, Inc. (a)	31	1,173
Alder Biopharmaceuticals, Inc. (a)	77	1,090
Amarin Corp. PLC ADR (a)	81	304
AnaptysBio, Inc.	25	2,635
Arena Pharmaceuticals, Inc. (a)	34	1,272
Argenx SE ADR	20	1,552
Audentes Therapeutics, Inc. (a)	42	1,474
Blueprint Medicines Corp. (a)	28	2,202
Epizyme, Inc. (a)	49	791
Fate Therapeutics, Inc. (a)	115	1,051
FibroGen, Inc. (a)	32	1,874
Global Blood Therapeutics, Inc. (a)	42	2,432
Kura Oncology, Inc. (a)	68	1,333
Ligand Pharmaceuticals, Inc. Class B (a)	10	1,576
Loxo Oncology, Inc. (a)	27	2,740
Madrigal Pharmaceuticals, Inc. (a)	5	742
Mirati Therapeutics, Inc. (a)	41	1,062
Sarepta Therapeutics, Inc. (a)	43	2,818
Stemline Therapeutics, Inc. (a)	75	1,196
TESARO, Inc. (a)	8	540
Ultragenyx Pharmaceutical, Inc. (a)	27	1,440
Zai Lab Ltd. ADR	2	54
		34,418
Health Care Equipment & Supplies - 2.4%
Cantel Medical Corp.	32	3,550
ICU Medical, Inc. (a)	10	2,290
Inogen, Inc. (a)	11	1,340
Insulet Corp. (a)	56	4,286
iRhythm Technologies, Inc. (a)	32	1,908
Novocure Ltd. (a)	81	1,818
Quanterix Corp. (a)	100	2,081
Tactile Systems Technology, Inc. (a)	19	599
Wright Medical Group NV (a)	55	1,251
		19,123
Health Care Providers & Services - 2.0%
Envision Healthcare Corp. (a)	142	5,111
G1 Therapeutics, Inc.	51	1,219
LHC Group, Inc. (a)	23	1,444
Magellan Health Services, Inc. (a)	21	2,092
Molina Healthcare, Inc. (a)	28	2,558
Premier, Inc. (a)	56	1,817
Tivity Health, Inc. (a)	62	2,403
		16,644
Health Care Technology - 0.6%
athenahealth, Inc. (a)	8	1,002
Cegedim SA (a)	71	3,641
HTG Molecular Diagnostics (a)	80	286
		4,929
Life Sciences Tools & Services - 0.4%
ICON PLC (a)	31	3,395
Pharmaceuticals - 2.3%
Aclaris Therapeutics, Inc. (a)	38	841
Aerie Pharmaceuticals, Inc. (a)	32	1,755
Akcea Therapeutics, Inc.	45	974
Avexis, Inc. (a)	14	1,732
Catalent, Inc. (a)	52	2,420
Innoviva, Inc. (a)	284	4,144
Nektar Therapeutics (a)	78	6,522
Zogenix, Inc. (a)	5	182
		18,570

TOTAL HEALTH CARE		97,079

INDUSTRIALS - 17.7%
Aerospace & Defense - 3.2%
BWX Technologies, Inc.	73	4,631
Elbit Systems Ltd.	8	1,198
HEICO Corp. Class A	70	4,610
Moog, Inc. Class A (a)	169	15,220
Teledyne Technologies, Inc. (a)	2	382
		26,041
Air Freight & Logistics - 0.2%
Atlas Air Worldwide Holdings, Inc. (a)	29	1,633
Airlines - 1.0%
Allegiant Travel Co.	19	3,026
SkyWest, Inc.	86	4,795
		7,821
Commercial Services & Supplies - 1.3%
Copart, Inc. (a)	88	3,878
Healthcare Services Group, Inc.	30	1,655
The Brink's Co.	28	2,335
Viad Corp.	41	2,329
		10,197
Construction & Engineering - 2.1%
Dycom Industries, Inc. (a)	31	3,618
EMCOR Group, Inc.	39	3,170
Fluor Corp.	49	2,974
Jacobs Engineering Group, Inc.	35	2,431
KBR, Inc.	235	4,780
		16,973
Electrical Equipment - 2.5%
AZZ, Inc.	53	2,412
Generac Holdings, Inc. (a)	99	4,844
Melrose Industries PLC	1,589	5,108
Regal Beloit Corp.	105	8,180
		20,544
Industrial Conglomerates - 0.6%
ITT, Inc.	82	4,592
Machinery - 2.6%
AGCO Corp.	28	2,033
Allison Transmission Holdings, Inc.	55	2,433
John Bean Technologies Corp.	21	2,389
Mueller Industries, Inc.	222	7,346
Oshkosh Corp.	27	2,449
WABCO Holdings, Inc. (a)	31	4,786
		21,436
Professional Services - 1.1%
Exponent, Inc.	51	3,782
On Assignment, Inc. (a)	64	4,900
		8,682
Road & Rail - 1.5%
Genesee & Wyoming, Inc. Class A (a)	132	10,540
Marten Transport Ltd.	53	1,230
		11,770
Trading Companies & Distributors - 1.6%
SiteOne Landscape Supply, Inc. (a)	61	4,646
Univar, Inc. (a)	74	2,210
WESCO International, Inc. (a)	95	6,474
		13,330

TOTAL INDUSTRIALS		143,019

INFORMATION TECHNOLOGY - 16.4%
Electronic Equipment & Components - 1.8%
Dolby Laboratories, Inc. Class A	32	2,059
FLIR Systems, Inc.	28	1,434
II-VI, Inc. (a)	39	1,663
Novanta, Inc. (a)	55	3,185
SYNNEX Corp.	53	6,505
		14,846
Internet Software & Services - 7.4%
2U, Inc. (a)	175	12,997
Alarm.com Holdings, Inc. (a)	24	921
ANGI Homeservices, Inc. Class A (a)	190	2,538
Cimpress NV (a)	23	2,930
comScore, Inc. (a)	142	3,216
Five9, Inc. (a)	43	1,118
GoDaddy, Inc. (a)	60	3,314
Gogo, Inc. (a)	152	1,465
GrubHub, Inc. (a)	75	5,419
Instructure, Inc. (a)	74	2,657
j2 Global, Inc.	107	8,559
MINDBODY, Inc. (a)	54	1,898
New Relic, Inc. (a)	30	1,792
Okta, Inc.	64	1,885
Stamps.com, Inc. (a)	36	7,339
Yext, Inc.	107	1,289
		59,337
IT Services - 3.9%
EPAM Systems, Inc. (a)	34	3,994
Genpact Ltd.	84	2,851
Interxion Holding N.V. (a)	22	1,381
Leidos Holdings, Inc.	70	4,662
Presidio, Inc.	496	9,082
Science Applications International Corp.	126	9,658
		31,628
Semiconductors & Semiconductor Equipment - 0.8%
Entegris, Inc.	148	4,817
PDF Solutions, Inc. (a)	130	1,778
		6,595
Software - 2.1%
Everbridge, Inc. (a)	108	3,486
Paycom Software, Inc. (a)	31	2,841
Proofpoint, Inc. (a)	21	2,142
PROS Holdings, Inc. (a)	82	2,381
RingCentral, Inc. (a)	49	2,661
Take-Two Interactive Software, Inc. (a)	15	1,900
Workiva, Inc. (a)	84	1,873
		17,284
Technology Hardware, Storage & Peripherals - 0.4%
Super Micro Computer, Inc. (a)	128	2,922

TOTAL INFORMATION TECHNOLOGY		132,612

MATERIALS - 4.7%
Chemicals - 0.8%
Orion Engineered Carbons SA	72	2,120
The Chemours Co. LLC	91	4,697
		6,817
Construction Materials - 1.0%
Eagle Materials, Inc.	45	5,042
Summit Materials, Inc.	100	3,195
		8,237
Containers & Packaging - 1.7%
Avery Dennison Corp.	24	2,944
Berry Global Group, Inc. (a)	26	1,539
Silgan Holdings, Inc.	318	9,505
		13,988
Metals & Mining - 1.0%
Compass Minerals International, Inc.	109	7,946
Paper & Forest Products - 0.2%
Neenah, Inc.	14	1,267

TOTAL MATERIALS		38,255

REAL ESTATE - 3.8%
Equity Real Estate Investment Trusts (REITs) - 3.7%
CareTrust (REIT), Inc.	399	6,340
Hudson Pacific Properties, Inc.	45	1,439
Rexford Industrial Realty, Inc.	57	1,692
Sabra Health Care REIT, Inc.	344	6,226
Store Capital Corp.	514	12,598
Terreno Realty Corp.	51	1,816
		30,111
Real Estate Management & Development - 0.1%
Redfin Corp.	28	568

TOTAL REAL ESTATE		30,679

UTILITIES - 2.3%
Electric Utilities - 1.1%
El Paso Electric Co.	95	4,959
IDACORP, Inc.	43	3,710
		8,669
Independent Power and Renewable Electricity Producers - 1.2%
NRG Yield, Inc. Class C	469	8,864
Ormat Technologies, Inc.	15	1,051
		9,915

TOTAL UTILITIES		18,584

TOTAL COMMON STOCKS
(Cost $721,334)		787,720

Convertible Preferred Stocks - 0.2%
INFORMATION TECHNOLOGY - 0.2%
Software - 0.2%
Compass, Inc. Series E (b)(c)
(Cost $1,754)	26	1,754

Investment Companies - 0.7%
iShares Russell 2000 Growth Index ETF
(Cost $5,234)	27	5,231

Money Market Funds - 0.7%
Fidelity Cash Central Fund, 1.39% (d)
(Cost $5,901)	5,900	5,901
TOTAL INVESTMENT IN SECURITIES - 99.1%
(Cost $734,223)		800,606
NET OTHER ASSETS (LIABILITIES) - 0.9%		7,026
NET ASSETS - 100%		$807,632

Security Type Abbreviations

– ETF - Exchange-Traded Fund

Legend

 (a) Non-income producing

 (b) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,754 or 0.2% of net assets.

 (c) Level 3 security

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Compass, Inc. Series E	11/3/17	$1,754

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$45
Total	$45

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$125,271	$125,271	$--	$--
Consumer Staples	17,014	17,014	--	--
Energy	14,463	14,463	--	--
Financials	170,744	170,744	--	--
Health Care	97,079	97,079	--	--
Industrials	143,019	143,019	--	--
Information Technology	134,366	132,612	--	1,754
Materials	38,255	38,255	--	--
Real Estate	30,679	30,679	--	--
Utilities	18,584	18,584	--	--
Investment Companies	5,231	5,231	--	--
Money Market Funds	5,901	5,901	--	--
Total Investments in Securities:	$800,606	$798,852	$--	$1,754

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Capital Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Capital Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	March 30, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	March 30, 2018

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	March 30, 2018